Financial Risk Management (Details) - Market Risk [Member] $ in Thousands, $ in Thousands	Jun. 30, 2019 ARS ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 ARS ($)	Jun. 30, 2018 USD ($)
Disclosure of financial liabilities [line items]
Net monetary position liability	$ (14,125,719)		$ (14,524,602)
Lending Position [Member] | Related Parties [Member]
Disclosure of financial liabilities [line items]
Net monetary position liability	$ 2,851,630		$ 561,565
Borrowing Position [Member] | Third Parties [Member]
Disclosure of financial liabilities [line items]
Net monetary position liability		$ (16,977,349)		$ (15,086,167)